Severance Indemnities and Pension Plans (Fair Value of Each Major Category of Plan Assets for Pension Benefits and SIP Investments: Domestic Subsidiaries) (Detail) - Pension benefits and SIPs - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Domestic, Japan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	¥ 1,537,928	¥ 1,260,562
Approximate guaranteed rate of return of "Japanese general accounts of life insurance companies"	0.95%	1.25%
Domestic, Japan | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	¥ 1,211,474	¥ 1,044,312
Domestic, Japan | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	323,906	216,210
Domestic, Japan | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	2,548	40
Domestic, Japan | Japanese government bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	57,220	133,664
Domestic, Japan | Japanese government bonds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	57,220	133,664
Domestic, Japan | Japanese government bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Japanese government bonds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Non-Japanese government bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	5,880	0
Domestic, Japan | Non-Japanese government bonds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	5,880	0
Domestic, Japan | Non-Japanese government bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Non-Japanese government bonds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Other debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	119,580	9,084
Domestic, Japan | Other debt securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	4,404	2,793
Domestic, Japan | Other debt securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	112,628	6,251
Domestic, Japan | Other debt securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	2,548	40
Domestic, Japan | Japanese marketable equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	1,030,420	809,371
Domestic, Japan | Japanese marketable equity securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	1,030,420	809,371
Domestic, Japan | Japanese marketable equity securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Japanese marketable equity securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Non-Japanese marketable equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	97,180	79,005
Domestic, Japan | Non-Japanese marketable equity securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	96,727	78,840
Domestic, Japan | Non-Japanese marketable equity securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	453	165
Domestic, Japan | Non-Japanese marketable equity securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Other investment funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Other investment funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Other investment funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Other investment funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Japanese general account of life insurance companies
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	199,432	205,117
Domestic, Japan | Japanese general account of life insurance companies | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Japanese general account of life insurance companies | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	199,432	205,117
Domestic, Japan | Japanese general account of life insurance companies | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Domestic, Japan | Other investments
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	28,216	24,321
Domestic, Japan | Other investments | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	16,823	19,644
Domestic, Japan | Other investments | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	11,393	4,677
Domestic, Japan | Other investments | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	108,274	109,952
Foreign offices and subsidiaries | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	14,189	5,610
Foreign offices and subsidiaries | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	93,653	78,980
Foreign offices and subsidiaries | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	432	25,362
Foreign offices and subsidiaries | Japanese government bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Japanese government bonds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Japanese government bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Japanese government bonds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Non-Japanese government bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	12,970	4,971
Foreign offices and subsidiaries | Non-Japanese government bonds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	10,226	2,632
Foreign offices and subsidiaries | Non-Japanese government bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	2,744	2,339
Foreign offices and subsidiaries | Non-Japanese government bonds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Other debt securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	44,397	15,749
Foreign offices and subsidiaries | Other debt securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Other debt securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	44,397	15,749
Foreign offices and subsidiaries | Other debt securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Japanese marketable equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Japanese marketable equity securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Japanese marketable equity securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Japanese marketable equity securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Non-Japanese marketable equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	3
Foreign offices and subsidiaries | Non-Japanese marketable equity securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	3
Foreign offices and subsidiaries | Non-Japanese marketable equity securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Non-Japanese marketable equity securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Other investment funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	45,698	59,061
Foreign offices and subsidiaries | Other investment funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	600	38
Foreign offices and subsidiaries | Other investment funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	45,098	59,023
Foreign offices and subsidiaries | Other investment funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Japanese general account of life insurance companies
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Japanese general account of life insurance companies | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Japanese general account of life insurance companies | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Japanese general account of life insurance companies | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	0
Foreign offices and subsidiaries | Other investments
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	5,209	30,168
Foreign offices and subsidiaries | Other investments | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	3,363	2,937
Foreign offices and subsidiaries | Other investments | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	1,414	1,869
Foreign offices and subsidiaries | Other investments | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	¥ 432	¥ 25,362